Leases - Schedule of Disclosure in Tabular Form Of Expenses Relating to Payments not included (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2024
Presentation of leases for lessee [abstract]
Leases of low value assets	$ 21	$ 21	$ 7
Variable lease payments	466	567	467
Measurement of the lease liability	$ 487	$ 588	$ 474